Related party transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related party transactions [abstract]
Parent and Fellow subsidiaries
	Parent	Fellow subsidiaries
Half year ended 30.06.18	£m	£m
Total income	(77)	1
Operating expenses	(72)	(2,045)

As at 30.06.18
Total assets	662	2,749
Total liabilities	21,437	2,588